Condensed Consolidated and Combined Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	$ 468	[1]	$ 317	[1]	$ 79
Accounts receivable, less allowance for doubtful accounts	861	[1]	900	[1]	871
Receivable from Pfizer Inc.	222	[1]	0	[1]
Inventories	1,120	[1],[2]	1,345	[1],[2]	1,063
Current deferred tax assets	83	[1]	101	[1]	96
Other current assets	188	[1]	201	[1]	202
Total current assets	2,942	[1]	2,864	[1]	2,311
Property, plant and equipment, less accumulated depreciation	1,237	[1]	1,241	[1]	1,243
Goodwill	985	[1],[3]	985	[1]	989
Identifiable Intangible Assets, Less Accumulated Amortization	855	[1]	868	[1]	928
Noncurrent deferred tax assets	63	[1]	216	[1]	143
Other noncurrent assets	60	[1]	88	[1]	97
Total assets	6,142	[1]	6,262	[1]	5,711
Liabilities and Equity
Current portion of allocated long-term debt	6	[1]	73	[1]	0
Accounts payable	275	[1]	319	[1]	214
Payable to Pfizer Inc.	383	[1]	0	[1]
Accrued compensation and related items	132	[1]	194	[1]	150
Income taxes payable	49	[1]	30	[1]	18
Dividends payable	33	[1]	0	[1]
Other current liabilities	409	[1]	507	[1]	461
Total current liabilities	1,287	[1]	1,123	[1]	843
Long-term debt	3,640	[1]	0	[1]
Allocated long-term debt	0	[1]	509	[1]	575
Noncurrent deferred tax liabilities	337	[1]	323	[1]	311
Other taxes payable	33	[1]	159	[1]	122
Other noncurrent liabilities	121	[1]	107	[1]	124
Total liabilities	5,418	[1]	2,221	[1]	1,975
Commitments and Contingencies		[1]		[1]
Business unit equity	0	[1]	4,183	[1]	3,785
Stockholders' equity:
Additional paid-in capital	812	[1]	0	[1]
Retained earnings	13	[1]	0	[1]
Accumulated other comprehensive loss	(121)	[1]	(157)	[1]	(65)
Total Zoetis equity	709	[1]	4,026	[1]	3,720
Equity attributable to noncontrolling interests	15	[1]	15	[1]	16
Total equity	724	[1]	4,041	[1]	3,736
Total liabilities and equity	6,142	[1]	6,262	[1]	5,711
Class A
Stockholders' equity:
Common stock	1	[1]	0	[1]
Class B
Stockholders' equity:
Common stock	$ 4	[1]	$ 0	[1]

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[2]	Inventory levels decreased in 2013 as a result of $136 million of Separation Adjustments (see Note 2B. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: Adjustments Associated with the Separation), as well as operational reductions.
[3]	There were no changes in goodwill during the three months ended March 31, 2013.